SIGNIFICANT ACCOUNTING POLICIES (Textual) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 18, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)
Foreign Currency Exchange Rate, Translation		6.3726				6.3726
Equity investment measured at fair value, realized gain (loss)		¥ 0
PaymentsToAcquireLongtermInvestments				¥ 4,000
Impairment loss of long-term investment		0		37,000	¥ 0
Impairment of Long-Lived Assets Held-for-use		4,069	$ 639
Accumulated deficit		(403,149)		(260,019)		$ (63,263)
Unrecognized tax benefits		0		0
Unrecognized tax accrued for interest and penalties		0		0
Gains Losses On Restructuring Of Debt	$ 0	279,097	43,796	0	0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]							Assets, Noncurrent
Discontinued Operations [Member]
Lease right-of-use assets							¥ 601,610
Lease liabilities							¥ 610,500
Goodwill Impairment Loss		0		¥ 0	¥ 0
Accounting Standards Update 2014-09 [Member]
Accumulated deficit								¥ 44,122
Other Income [Member]
Gains Losses On Restructuring Of Debt		¥ 279,097	$ 43,796